Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

04041140

1-12675

December 6, 2004

CERT NYS

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, KILROY REALTY CORPORATION, 7.50% Series F Cumulative Redeemable Preferred Stock, $.01 par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 6, 2004. Tentative listing date – December 8, 2004.

Sincerely,

DEC 0 8 2004
THOMSON
FINANCIAL